Label	Element	Value
MIDAS DISCOVERY | MIDAS DISCOVERY
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	MIDAS DISCOVERY
Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
MIDAS DISCOVERY | MIDAS DISCOVERY | MIDAS DISCOVERY
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.25%
Interest Expense and Fees from the Use of Leverage	oef_Component1OtherExpensesOverAssets	0.51%	[1]
Dividends on Short Sales	oef_Component2OtherExpensesOverAssets	0.00%
All Other Expenses	oef_Component3OtherExpensesOverAssets	1.71%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	2.22%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	3.47%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	0.00%
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	3.47%

[1]	“Interest Expense and Fees from the Use of Leverage” reflect interest expense and other fees incurred in connection with the Fund’s use of borrowing and other financing arrangements. The amount of interest expense and fees incurred will vary based on the Fund’s use of leverage, including the amount, duration and cost of such leverage.